Land Use Rights, net (Details) - Land use rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Land Use Rights, net
Cost	¥ 4,590,902	¥ 4,521,308
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(486,475)	(384,541)
Impairment	(14,284)
Land use right, net	4,075,143	4,121,767
Total amortization expense	¥ 101,900	¥ 91,800	¥ 87,400